Segment reporting - Revenue from external customers by products and services (Details) $ in Thousands	3 Months Ended								5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Revenue from External Customer [Line Items]
Number of Reportable Segments | segment												2
Revenue, Net	$ 192,473	$ 137,245	$ 116,314	$ 104,739	$ 115,432	$ 111,590	$ 115,365	$ 95,576	$ 193,133	$ 908,231	$ 221,053	$ 550,771	$ 437,963	$ 533,040
U.S.
Revenue from External Customer [Line Items]
Revenue, Net												103,890	74,526	107,517
Americas
Revenue from External Customer [Line Items]
Revenue, Net												129,103	116,944	132,917
Asia Pacific
Revenue from External Customer [Line Items]
Revenue, Net												46,329	41,302	37,509
Europe, Middle East, Africa
Revenue from External Customer [Line Items]
Revenue, Net												$ 271,449	$ 205,191	$ 255,097